BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
BORROWINGS
22.	BORROWINGS

(a)	Short-term borrowings

	As of December 31,
	2016	2017
	RMB	RMB
Short-term bank borrowings	5,245,641,157	6,046,574,490
Long-term bank borrowings—current portion	242,987,883	157,865,822
Total short-term borrowings	5,488,629,040	6,204,440,312

The short-term bank borrowings outstanding as of December 31, 2016 and December 31, 2017 carried a weighted average interest rate of 3.72% and 3.64% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2017 were borrowings of RMB3,172,214,531, RMB237,212,761 and RMB2,999,198 which are denominated and repayable in USD, JPY and INR, respectively.

In March 2017, Jiangxi Jinko entered into another 12-month RMB1.15 billion loan agreement with The Export-Import Bank of China. As of December 31, 2017, Jiangxi Jinko has drawn down RMB699,473,343 which is due and payable in 2018. The effective interest rate of the borrowing was 3.58% as of December 31, 2017.

As of December 31, 2017, the Group had short-term bank borrowings of RMB2,285,113,744 credit loans and RMB 121,757,649 letter of credit loan. The remaining short-term bank borrowings of RMB3,797,568,919 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:

• Borrowings of RMB389,272,669 guaranteed by JinkoSolar Holding, RMB 230,342,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB 98,013,000 guaranteed by JinkoSolar Holding and Jinko Technology, RMB 1,312,293,743 guaranteed by Jiangxi Jinko, RMB23,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB192,105,480 guaranteed by JinkoSolar Holding, Zhejiang Jinko and shareholder, RMB 50,000,000 guaranteed by JX Heji, respectively.

• Borrowings of RMB 20,000,000 collateralized on the Jiangxi Jinko’s share pledge, and guaranteed by Jiangxi Jinko.

• Borrowings of RMB246,162,067 collaterialzed on Standby Letter of Credit, among which RMB 161,217,467 is also collateralized on bank deposit amounted to RMB 32,671,000.

• Borrowings of RMB 500,000,000 collateralized on the bank deposit by Jiangxi Jinko, which amounted to RMB 506,000,000 for one-month restriction.

• Borrowings of RMB61,356,138 collateralized on the Group's certain inventory and guaranteed by JinkoSolar Holding.

• Borrowings of RMB 675,023,822 collateralized on the Group's certain building and equipment, including RMB533,000,000 which were also collateralized on the Group's certain land use rights, RMB186,000,000 were also collateralized on the Group's certain inventory. In addition, included in these borrowings there were borrowings of RMB34,500,000 guaranteed by Jinko Solar Holding, RMB 90,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB166,000,000 guaranteed by Jiangxi Jinko, RMB20,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading. Borrowings of RMB 90,000,000 is also collateralized on the Desun's building and land use right amounted to RMB24,580,658.

• The net book value of the total collateralized land use right, building, equipment and inventory was RMB187,805,393, RMB545,105,430, RMB1,308,415,012 and RMB171,141,796, respectively as of December 31, 2017.

(b)	Long-term bank borrowings

	As of December 31,
	2016	2017
	RMB	RMB
Long-term bank borrowings	731,507,442	537,654,759
Less: Current portion	(242,987,883)	(157,865,822)
Total long-term borrowings	488,519,559	379,788,937

Future principal repayments on the long-term borrowings are as follows:

Year ended December 31,	RMB
2018	157,865,822
2019	205,342,000
Thereafter	174,446,937
Total	537,654,759

1)	Long-term bank borrowings

• In 2016, the Company entered into a 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB 20,000,000 which was interest free. In 2017, the Company entered into another 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB 50,000,000 which was interest free., Guochuang is a government background entity who provided the interest-free loan to the Company to support its daily operations. The borrowing was collateralized on Jiangxi Jinko’s share pledge.

• In 2015, the Company entered into a 3-year loan agreement with Finance and Investment Management Center of Jiangxi Province in China with the principle amount of RMB20, 000,000 and interest rate of 3.0%. The borrowing was collateralized on the Jiangxi Jinko’s share pledge and guaranteed by Jiangxi Jinko. The loan was not discounted as the impact was immaterial.

• In 2015 and 2016, the Company entered into loan agreements with the Export-Import Bank of China for an aggregate amount of RMB609,283,000, which were repayable from April 2017 to June 2020. As of December 31 2017, balance of these borrowings amounted to RMB333,355,000, including RMB130,342,000 due on December 31, 2018. The effective interest rate of the borrowings was 3.83% in 2017. The Borrowings were guaranteed by Zhejiang Jinko and JinkoSolar Holding.

• In 2016, the Company entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31 2017, the total outstanding balances amounted to RMB75,094,559, including RMB7,523,822 due on December 31, 2018. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB187,369,393.

• In 2017, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD 6,000,000 (RMB39,205,200). The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding.

2)	Long-term borrowings with embedded warrants

In July 2015, JinkoSolar Power entered into a loan agreement with Credit Suisse and 6 other financial institutions for an eighteen months loan in the principle amount of USD150,000,000 to develop power plant projects. The interest rate is 6% plus LIBOR per annum, and accrued interest is due and payable at the end of every six months. Total debt issuance cost of USD4,000,000 was deducted from the proceeds directly. The loan shall become immediately due and payable upon the occurrence of an IPO of JinkoSolar Power or change of control of JinkoSolar Holding, or any unlawful matter occurs. This financing was guaranteed by Canton Best BVI, Jinko Power Co., Ltd., and a subsidiary of Jinkosolar Holding.

In conjunction with the loan agreement, JinkoSolar Power issued 6,750 warrants or entitlement of 0.675% of JinkoSolar Power's fully diluted share capital to these 7 financial institutions to acquire JinkoSolar Power’s fully-paid ordinary shares. The warrant holders can purchase ordinary shares anytime during the term of the above loan at exercise price which is the Par Value of US$0.0000001. The entitlement of shares expressed as a percentage of JinkoSolar Power’s fully diluted share capital is adjusted based on the time when IPO occurs, as: a) 0.675% if an IPO occurs within 6 months from July 24, 2015 (“Utilisation Date”); b) 1.425% if an IPO occurs after 6 months and within 12 months Utilisation Date; and c) 2.10% if an IPO occurs after 12 months of the Utilisation Date. The entitlement of the shares is also subject to adjustment in the case of a non-qualifying IPO event of JinkoSolar Power. Warrant holders can elect for net cash settlement if IPO of JinkoSolar Power occurs.

The warrant holders have the put rights to request JinkoSolar Power to purchase all or part of its outstanding warrants in case of a put event, where a) an IPO occurs prior to the Final Maturity Date of the loan (January 10, 2017); b) an IPO has not occurred as at the Final Maturity Date; c) all of the Loan is repaid, or becomes due and payable, prior to the Final Maturity Date of the loan facility; or d) an event of default occurs and (if the Loan is then outstanding) there is an acceleration of the loan prior to the Final Maturity Date. The repurchase price is equal to the aggregate of: (a) an amount that would give an internal rate of return of 10% on the aggregate principal amount of the loan, calculated from the Utilisation Date until the later of (i) the date of full repayment of the loan and (ii) the date that falls twelve months after the Utilisation Date; less the aggregate principal amount of the loan which has been repaid and all interest paid by JinkoSolar Power at the time of a warrant holder's exercise of the warrant put rights.

In accordance with ASC subtopic 480, the warrants are legally detachable and separately exercisable from the loan and thus accounted for as a freestanding instrument. As the warrant holder can either exercise the warrant to subscribe for fully-paid ordinary shares, or elect for net cash settlement upon the exercise of the warrants, which falls within the scope of ASC 480. Accordingly, the warrants are liability derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the remeasurement is recognized in the consolidated statements of operations and comprehensive income.

Therefore, the loan proceeds are allocated first to the warrants based on their fair value, and the residual is allocated to the base loan facility and creating a discount on debt. The discount on debt resulted from the allocation of the proceeds to warrants and transactions fees allocated to the loan are accounted for under the effective interest method.

The fair value of the warrants at the issuance date of July 24, 2015 was US$10,190,000 (RMB 62,331,211), and the residual allocated to the loan was US$139,810,000 (RMB 855,203,789). Total transaction cost was US$ 4,358,118 (RMB 26,658,170), among which US$ 296,061 (RMB 1,810,978) allocated to warrants were charged to financial costs as incurred during the year ended December 31, 2015, and US$ 4,062,057 (RMB 24,847,192) allocated to the loan were recorded as debt discount as the Group has early adopted ASU 201503 in 2015.

The fair value of the warrants at December 31, 2015 was US$ 10,530,000 (RMB 68,377,608) and the fair value change of US$ 340,000 (RMB 2,096,024) was recorded in the Company’s consolidated statements of operations and comprehensive income. The effective interest rate of the loan was 13.95% per annum. Total interest cost associated with the loan incurred during the year ended December 31, 2015 was US$ 8,017,525 (RMB 49,954,794). The carrying value of the loan as of December 31, 2015 was US$139,453,836 (RMB 905,557,426) due to debt discount amortization of US$ 3,705,892 (RMB 24,064,580).

In September 2016, JinkoSolar Power refinanced and repaid the loan in advance and the warrants were repurchased at the same time. Total interest cost associated with the loan incurred during the year ended December 31, 2016 was US$18,109,126 (RMB119,050,121).

3)	Financings associated with failed sale-lease back transactions

In 2015, certain subsidiaries of JinkoSolar Power (“seller-lessee”) sold 317MW self-built solar projects (“leased assets”) with carrying amount of RMB 1,276,496,254 to different domestic financial leasing companies (“buyer-lessors”) for cash consideration of RMB2,033,000,000 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 12 years. As of December 31, 2015, the seller-lessee received RMB1,589,704,880 proceeds in total netting off the transaction costs of RMB 53,295,120. Pursuant to the terms of the agreements, seller-lessee is required to pay to the buyer-lessors lease payment over the lease period and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 20 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost.

As of December 31, 2015, the Company recorded RMB1,268,724,225 under long-term borrowings and RMB 149,481,917 as current portion. The weighted average effective interest rate of the financing was 6.55% and interest costs incurred during the year ended December 31, 2015 were RMB 9,813,448. These sale-leaseback financings were collateralized by each seller-lessee’s solar power project assets, equity interests, accounts receivable, and also guaranteed by a shareholder, Jinko Power Co., Ltd., and Jiangxi Jinko. The net book value of solar power project assets, equity interest and accounts receivable collateralized were RMB1,276,496,254, RMB 862,082,542 and RMB 98,147,637 respectively, as of December 31, 2015.

Financings associated with the failed sale-lease back transactions are disposed of as part of the disposition of downstream solar project business. Interest costs incurred during the period from January 1, 2016 through the disposition date amounted to RMB142,644,823 was recorded in the discontinued operations (note 3).